Trade Payables and Accrued Liabilities - Summary of Trade Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Payables [Abstract]
Trade payables	$ 19,531	$ 24,843
Income taxes payable	257	1,673
Accrued liabilities	6,715	6,407
Deferred revenue	1,229	1,836
Vendor loan	1,725	1,725
Trade payables and accrued liabilities	$ 29,457	$ 36,484